Note 2 - Cash, Investments, and Restricted Cash	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Cash Investments And Restricted Cash [Abstract]
Cash Investments And Restricted Cash

Note 2.    Investments and Restricted Cash

Investments

At June 30, 2013 and December 31, 2012, the fair value of our non-current investments was $8.8 million and $9.6 million, respectively.  Our non-current investments consist of marketable equity securities, which are carried at fair value as they are classified as “available-for-sale.” The cost basis of our non-current investments was approximately $12.7 million and $8.1 million, respectively, at June 30, 2013 and December 31, 2012. In the first half of 2013, we acquired securities having a cost of $5.7 million, and obtained additional securities having a value of $0.3 million through the acquisition of Aurizon Mines Ltd. (see Note 13). In addition, in the first half of 2013, we sold investments having a cost of $1.6 million for proceeds of $1.8 million .

At June 30, 2013, total unrealized loss positions of $3.9 million, net of unrealized gains of $53,000, for our non-current investments were included in accumulated other comprehensive loss.

Our non-current investments balance as of June 30, 2013 includes our ownership of approximately 29.4% of the outstanding common shares of Typhoon Exploration Inc. having a cost basis and fair value of $0.8 million. This investment would have been accounted for under the equity method; however, we chose to apply the fair value option to the investment upon it meeting the criteria for equity method accounting during the second quarter of 2013. We individually evaluate the accounting treatment of our investments based on whether we believe our ownership percentage and other factors indicate that we have the ability to exercise significant influence in the financial and/or operational decisions of the investee. As of June 30, 2013, we have no other investments that we have determined to qualify for equity method accounting.

Restricted Cash and Investments

Various laws, permits, and covenants require that financial assurances be in place for certain environmental and reclamation obligations and other potential liabilities.  These restricted investments are used primarily for reclamation funding or for funding surety bonds, and were $5.3 million at June 30, 2013 and $0.9 million at December 31, 2012. The increase during the first six months of 2013 is due to restricted reclamation deposits obtained in the acquisition of Aurizon (see Note 13 for more information). Restricted investments primarily represent investments in money market funds and certificates of deposit.

Note 2. Cash, Investments, and Restricted Cash

Cash

Our cash is maintained in various financial institutions, with a large majority of our cash balances at December 31, 2012 invested in either U.S. government paper (treasury or agency) or U.S. government or treasury money market funds which are not insured by the Federal Deposit Insurance Corporation (“FDIC”).  A small portion of our cash balances are held in bank accounts insured by the FDIC for up to $250,000 per institution .  On December 31, 2012, the unlimited insurance coverage for noninterest-bearing accounts provided under the Dodd-Frank Wall Street Reform and Consumer Protection Act expired. Deposits that were previously insured for unlimited amounts are now aggregated with our interest bearing accounts and insured up to $250,000.  We have not experienced losses on cash balances exceeding the federally insured limits, but there can be no assurance that we will not experience such losses in the future.

Investments

At December 31, 2012 and 2011, the fair value of our non-current investments was $9.6 million and $3.9 million, respectively. Marketable equity securities are carried at fair market value, as they are classified as “available-for-sale.”  The basis of our non-current investments, representing equity securities, was approximately $8.1 million and $3.5 million, respectively, at December 31, 2012 and 2011.  During the fourth quarters of 2012 and 2011, we recognized $1.2 million and $0.1 million losses, respectively, in current earnings on impairments of equity shares, as we determined the impairments to be other-than-temporary. In 2012, we acquired common stock in other mining companies for a total cost of $5.8 million. In February 2011 we sold stock having a cost basis of approximately $0.8 million for proceeds of $1.4 million, resulting in a pre-tax gain of approximately $0.6 million.

At December 31, 2012, total unrealized gains of $1.6 million for investments held having a net gain position and total unrealized losses of $137,000 for non-current investments held having a net loss position were included in accumulated other comprehensive income (loss).

Restricted Cash and Investments

Various laws and permits require that financial assurances be in place for certain environmental and reclamation obligations and other potential liabilities. Restricted investments primarily represent investments in money market funds and certificates of deposit. These investments (which included current and non-current balances) are restricted primarily for reclamation funding or surety bonds and were $0.9 million at December 31, 2012, and $0.9 million at December 31, 2011.